Leases	6 Months Ended
Mar. 31, 2022
Leases
Leases

Note 13 — Leases

The Company rent its factories in Lishui City Zhejiang Province from a related party, Zhejiang Tantech Bamboo Technology Co., Ltd., for processing dried edible fungi and a floor in an office building in Hangzhou from third parties.

As of March 31, 2022 and September 30, 2021, the remaining average lease term was an average of 7.3 years and 7.9 years, respectively. The Company’s lease agreements do not provide a readily determinable implicit rate nor is it available to the Company from its lessors. Instead, the Company estimates its incremental borrowing rate based on actual incremental borrowing interest rates from financial institutions in order to discount lease payments to present value. The weighted average discount rate of the Company’s operating leases was 10.8% per annum and 9.3% per annum, as of March 31, 2022 and September 30, 2021, respectively.

Note 13 - Leases (continued)

Supplemental balance sheet information related to operating leases from the Company’s continuing operations was as follows:

	As of	As of
	March 31,	September 30,
	2022	2021
Right-of-use assets under operating leases	$953,209	$776,665
Operating lease liabilities, current	216,288	155,532
Operating lease liabilities, non-current	776,327	605,793
Total operating lease liabilities	$992,615	$761,325

As of
March 31,
Twelve months ending March 31,	2022
2023	$304,587
2024	191,558
2025	191,558
2026	191,558
2027	93,115
Thereafter	419,018
Total Future minimum lease payments	1,391,394
Less: Imputed interest	(398,779)
Total	$992,615